INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(in thousands of $)	2018	2017
Cost	114,616	114,616
Accumulated amortization	(54,247)	(41,410)
Net book value	60,369	73,206

The intangible assets pertain to customer related and contract based assets representing primarily the long-term time charter party agreements acquired in connection with the acquisition of the Golar Igloo in March 2014 and Golar Eskimo in January 2015. The intangible asset acquired in connection with the acquisition of the Golar Igloo is amortized over the term of the contract with KNPC, which expires in December 2019. The intangible asset acquired in connection with the acquisition of the Golar Eskimo is amortized over the term of the contract initially entered into with Jordan of ten years. Both intangible assets have been assigned a zero residual value. As of December 31, 2018, there was no impairment of intangible assets.

Amortization expense for the years ended December 31, 2018, 2017 and 2016 was $12.8 million, $12.9 million and $13.0 million respectively.

The estimated future amortization of intangible assets as of December 31, 2018 is as follows:

Year Ending December 31, (in thousands of $)
2019	9,961
2020	9,114
2021	9,114
2022	9,114
2023	9,114
2024 and thereafter	13,952
Total	60,369